Operating Activities (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Activities
Share-based compensation expenses	$ 100	$ 200	$ 400	$ 700	$ 942	$ 1,379	$ 3,408
Recognized government grants as a reduction of research and development expenses					500	300	800
Research and development expenses
Operating Activities
Employee salary and benefit expenses, excluding share-based compensation					7,396	6,794	3,337
Share-based compensation expenses					760	1,051	1,496
Depreciation					512	273	92
External expenses					8,388	11,465	5,977
Total research and development expenses					17,056	19,583	10,902
General and administrative expense
Operating Activities
Employee salary and benefit expenses, excluding share-based compensation					1,983	1,824	1,098
Share-based compensation expenses					182	328	1,912
Professional fees expense					5,901	4,028	2,644
Depreciation					142	71	12
Total research and development expenses					$ 8,208	$ 6,251	$ 5,666